Summary of Amortized Cost, Unrealized Gains and Losses and Fair Value of Available for Sale Securities (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		$ 53,798	$ 47,915
Available-for-sale Securities, Gross unrealized gains		1,071	2,645
Available-for-sale Securities, Gross unrealized losses		1,532	280
Available-for-sale Securities, Fair value		53,337	50,280
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		53,798	47,842
Available-for-sale Securities, Gross unrealized gains			2,635
Available-for-sale Securities, Gross unrealized losses			276
Available-for-sale Securities, Fair value		53,337	50,201
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		459	358
Available-for-sale Securities, Gross unrealized gains		28	39
Available-for-sale Securities, Gross unrealized losses		1	1
Available-for-sale Securities, Fair value		486	396
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		4,026	3,433
Available-for-sale Securities, Gross unrealized gains		290	414
Available-for-sale Securities, Gross unrealized losses		23	2
Available-for-sale Securities, Fair value		4,293	3,845
Fixed maturity securities [Member] | Corporate Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		41,991	37,643
Available-for-sale Securities, Gross unrealized gains		645	2,018
Available-for-sale Securities, Gross unrealized losses		1,403	220
Available-for-sale Securities, Fair value		41,233	39,441
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		2,797	2,788
Available-for-sale Securities, Gross unrealized gains		65	107
Available-for-sale Securities, Gross unrealized losses		39	23
Available-for-sale Securities, Fair value		2,823	2,872
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		1,731	1,154
Available-for-sale Securities, Gross unrealized gains		9	13
Available-for-sale Securities, Gross unrealized losses		19	6
Available-for-sale Securities, Fair value		1,721	1,161
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost		2,794	2,466
Available-for-sale Securities, Gross unrealized gains		34	44
Available-for-sale Securities, Gross unrealized losses		47	24
Available-for-sale Securities, Fair value		$ 2,781	2,486
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	[1]		73
Available-for-sale Securities, Gross unrealized gains	[1]		10
Available-for-sale Securities, Gross unrealized losses	[1]		4
Available-for-sale Securities, Fair value	[1]		$ 79

[1]	As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.